INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible assets, net as follows
Intangible assets, net consist of the following:

	As of September 30, 2020	As of March 31, 2021
Cost:
Apartment rental contracts	209,636	173,658
Trademarks	86,900	86,900
Software	2,275	2,275
Less: Accumulated amortization	(76,688)	(105,662)

Intangible assets, net	222,123	157,171

Details of Group's amortization expenses for the five years
The following table sets forth the Group’s amortization expenses for the five years since March 31, 2021:

Amortization expenses
Six months ending September 30, 2021	29,350
Year ending September 30, 2022	32,384
Year ending September 30, 2023	27,590
Year ending September 30, 2024	20,558
Year ending September 30, 2025 and thereafter	47,289

157,171